INCOME TAXES	12 Months Ended
Sep. 30, 2011
INCOME TAXES
INCOME TAXES

NOTE 8: INCOME TAXES

        The provision for income taxes for the years ended September 30, 2011, 2010, and 2009, consisted of the following:

	For the Year Ending 2011
	Federal	State	Total
Current	$10,555,061	$3,595,229	$14,150,290
Deferred	(2,134,522)	(491,379)	(2,625,901)

Total	$8,420,539	$3,103,850	$11,524,389

	For the Year Ending 2010
	Federal	State	Total
Current	$9,770,014	$947,900	$10,717,914
Deferred	(1,272,534)	(223,961)	(1,496,495)

Total	$8,497,480	$723,939	$9,221,419

	For the Year Ending 2009
	Federal	State	Total
Current	$8,439,003	$894,175	$9,333,178
Deferred	(1,772,437)	(143,175)	(1,915,612)

Total	$6,666,566	$751,000	$7,417,566

        The actual tax expense for the years ended 2011, 2010, and 2009 differs from the computed 'expected' tax expense for those years (computed by applying the applicable United States federal corporate tax rates of 35%, 35% and 34%, respectively, to income before income taxes) as follows:

	As of and for the Year Ended,
	2011	2010	2009
Computed 'expected' tax expense	$10,019,871	$9,024,277	$7,056,400
State tax (net of federal tax effect)	2,226,005	343,310	447,043
Other tax expense (benefit)	(721,487)	(146,168)	(85,877)

Total	$11,524,389	$9,221,419	$7,417,566

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of September 30, 2011 and 2010 are presented below:

	As of and for the Year Ended
	2011	2010
Deferred assets:
Allowance for credit losses	$9,892,366	$9,109,697
Unearned insurance commissions	—	26,041
State NOL's and credits	—	146,465
Unearned insurance reserves	644,262	311,182
Fair value adjustment of acquisitions	143,983	163,755
Uncertain tax positions	569,851	321,410
Other	137,752	172,844

Total deferred assets	$11,388,214	$10,251,394

Deferred liabilities:
Amortization—intangible assets	$2,676,209	$3,752,823
Loan origination & policy acquisition costs	20,294	527,121
Depreciation	27,780	(47,152)
Other	116,306	125,501

Total deferred liabilities	2,840,589	4,358,293

Net deferred assets	$8,547,625	$5,893,101

        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary difference become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not, the Company will realize the benefits of those deductible differences based on the following: historical taxable income, projections for future taxable income over the periods which the deferred tax assets are deductible, the tax sharing agreements and the group of member companies which file unitary state tax returns.

        In recognition, measurement and disclosure guidance for the accounting of uncertain tax positions requires companies to recognize the tax benefits of uncertain positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

        As of September 30, 2011, 2010, and 2009, the reserve for uncertain tax positions was approximately $1.7 million, $0.8 million, and $1.1 million, respectfully. The reserve for uncertain tax positions is included in other liabilities in the consolidated balance sheet as of September 30, 2011, 2010, and 2009. We had $201,000 of unrecognized tax benefit that if realized would affect the effective tax rate. Interest and penalties recognized are recorded as a component of income tax expense in the amount of $43,000, $(145,000) and $23,000 for each year ended September 30, 2011, 2010, and 2009 respectively.

        A reconciliation of unrecognized tax benefits for fiscal year 2011, 2010 and 2009 is as follows:

	As of and for the Year Ended
	2011	2010	2009
Balance—beginning of year	$520,200	$645,000	$739,000
Increase of tax positions taken in prior periods	1,060,000	44,900	27,000
Increase of tax positions taken in current period	13,000	—	—
(Decrease) due to lapse of applicable statute of limitations	(225,000)	(169,700)	(121,000)

Balance—end of year	$1,368,200	$520,200	$645,000

        In addition, we have accrued cumulative interest and penalties of approximately $330,000, $287,000, and $431,000 as of September 30, 2011, 2010 and 2009, respectively.

        MidCountry Financial Corp files a consolidated federal income tax return with its subsidiaries and state jurisdictions. The U.S. Internal Revenue Service has completed exams on MidCountry Financial Corp's consolidated income tax returns for fiscal years ending September 30, 2007 and prior. With the exception of a few states, MidCountry Financial Corp is no longer subject to income tax examinations prior to September 30, 2007 in major tax jurisdictions. The Company does not believe any adjustments that may result from these examinations will be material to the Company.

        The Company does not believe a significant increase or decrease in the uncertain tax positions will occur in the next twelve months.